Commitments - Schedule of Contractual Obligations and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Capital commitments [abstract]
Intangible assets	£ 19,183	£ 16,329
Property, plant and equipment	754	762
Investments	203	153
Total contractual obligations and commitments	£ 20,140	£ 17,244